Plan Termination	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Plan Termination [Line Items]
Plan Termination

6. Plan Termination

The Company intends to continue the Plan indefinitely; however, the Company reserves the right to terminate the Plan at any time. In the event of termination, all amounts credited to participants’ accounts shall become 100% vested and distributed to participants in accordance with the Plan’s provisions.